Effects of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Effects of New Accounting Pronouncements	Effects of New Accounting Pronouncements
The following new Financial Accounting Standards Board (FASB) Accounting Standards Updates (ASU) were adopted in
2023, 2022 and 2021:
Adoption of New Accounting Standards in 2023
No adoption of new accounting standards in 2023.
Adoption of New Accounting Standards in 2022
ASU 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, creates an exception to the recognition and measurement principles in ASC 805, Business Combinations. The amendments require an acquirer to use the guidance in ASC 606, Revenue from Contracts with Customers, rather than using fair value, when recognizing and measuring contract assets and contract liabilities related to customer contracts assumed in a business combination. We early adopted ASU 2021-08 on January 1, 2022. The amended guidance applies on a prospective basis to business combinations that occur after the adoption date.
Adoption of New Accounting Standards in 2021
ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, removed certain exceptions for recognizing deferred taxes for investments, performing intraperiod tax allocations and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating income taxes to members of a consolidated group. We adopted the ASU on the effective date of
January 1, 2021 and the adoption of this guidance did not have an impact on our consolidated financial statements on the date of adoption.
ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts
in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,
reduced the number of accounting models for convertible instruments. The ASU also amended diluted earnings per share
(EPS) calculations for convertible instruments, which will result in more dilutive EPS results, and also amended the requirements for a contract (or embedded derivative) that is potentially settled in an entity’s own shares to be classified in equity. ASU 2020-06 was effective for annual periods beginning on January 1, 2022, with earlier adoption on January 1,
2021 permitted. We adopted ASU 2020-06 early on January 1, 2021 and this resulted in a decrease of $54.1 million to additional paid-in capital and an increase of $0.3 million to retained earnings for the conversion feature to the liability for our 2027 Convertible Notes further discussed in Note 16 "Debt."
New Accounting Standards Not Yet Adopted
The following new FASB Accounting Standards Updates were not yet adopted as of December 31, 2023:
ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures was issued in response to stakeholder requests for more decision-useful information about reportable segments. The amendments in ASU 2023-07 improve reportable segment disclosure requirements through enhanced disclosures. This ASU does not change how a public entity identifies its operating segments, aggregates those operating segments or applies the quantitative thresholds to determine reportable segments. This ASU is effective for fiscal years beginning after December 15, 2023, and early adoption is permitted. We will adopt the new disclosures retrospectively to all prior periods presented in the financial statements beginning with the annual reporting for the year ended December 31, 2024.
ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures enhances annual income tax disclosures to address investor requests for more information about the tax risks and opportunities present in an entity's worldwide operations. The two primary enhancements disaggregate existing income tax disclosures related to the effective tax rate reconciliation and income taxes paid. This ASU is effective for annual periods beginning after December 15,
2024, and early adoption is permitted. We will adopt the new disclosures prospectively beginning with the annual reporting for the year ended December 31, 2025.